Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Deficit - USD ($) $ in Thousands	Class A Common Stock Previously Reported Common Class A [Member]	Class A Common Stock Revision of Prior Period, Adjustment Common Class A [Member]	Class A Common Stock Common Class A [Member]	Class A Common Stock	Additional Paid-in-Capital Previously Reported	Additional Paid-in-Capital Revision of Prior Period, Adjustment	Additional Paid-in-Capital PIPE Financing	Additional Paid-in-Capital	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Other Comprehensive Loss	Accumulated Deficit Previously Reported	Accumulated Deficit	Shareholder Receivable Previously Reported	Shareholder Receivable	Previously Reported Common Stock Warrants	Previously Reported	Revision of Prior Period, Adjustment	Common Stock Warrants	Common Class A [Member]	PIPE Financing	Total
Balance at beginning (in shares) at Dec. 31, 2019				1
Balance at beginning at Dec. 31, 2019								$ 100,226		$ 37		$ (109,378)									$ (9,115)
Shareholders' Deficit
Stock based compensation								15													15
Currency translation adjustment										1											1
Net loss												(41,734)									(41,734)
Balance at end (in shares) at Dec. 31, 2020	1	60,799,999	60,800,000	1
Balance at end at Dec. 31, 2020	$ 0	$ 6	$ 6		$ 159,529	$ (6)		159,523	$ 38	38	$ (151,112)	(151,112)				$ 8,455	$ 0				8,455
Balance at end (in shares) at Dec. 31, 2020	1	60,799,999	60,800,000	1
Balance at end at Dec. 31, 2020	$ 0	$ 6	$ 6		159,529	(6)		159,523	38	38	(151,112)	(151,112)				8,455	0				8,455
Shareholders' Deficit
Stock based compensation																					0
Currency translation adjustment										(61)											(61)
Net loss												(12,351)									(12,351)
Balance at end (in shares) at Mar. 31, 2021			60,800,000
Balance at end at Mar. 31, 2021			$ 6					159,523		(23)		(163,463)									(3,957)
Balance at beginning (in shares) at Dec. 31, 2020	1	60,799,999	60,800,000	1
Balance at beginning at Dec. 31, 2020	$ 0	$ 6	$ 6		159,529	(6)		159,523	38	38	(151,112)	(151,112)				8,455	0				8,455
Shareholders' Deficit
Stock based compensation								3,853													3,853
Currency translation adjustment										(161)											(161)
Net loss												(29,697)									(29,697)
Balance at end (in shares) at Sep. 30, 2021			60,800,000
Balance at end at Sep. 30, 2021			$ 6					163,376		(123)		(180,809)									(17,550)
Preferred Stock, ending balance (in shares) at Dec. 31, 2021															0			0
Preferred Stock, ending balance at Dec. 31, 2021															$ 0			$ 0
Balance at beginning (in shares) at Dec. 31, 2020	1	60,799,999	60,800,000	1
Balance at beginning at Dec. 31, 2020	$ 0	$ 6	$ 6		159,529	(6)		159,523	38	38	(151,112)	(151,112)				8,455	$ 0				8,455
Shareholders' Deficit
Stock based compensation								3,936													3,936
Currency translation adjustment										(311)											(311)
Net loss												(38,905)									$ (38,905)
Balance at end (in shares) at Dec. 31, 2021	1	60,799,999	60,800,000	1															1		60,800,000
Balance at end at Dec. 31, 2021	$ 0	$ 6	$ 6		163,465	(6)		163,459	(273)	(273)	(190,017)	(190,017)	$ 0	$ 0		(26,825)					$ (26,825)
Balance at beginning (in shares) at Mar. 31, 2021			60,800,000
Balance at beginning at Mar. 31, 2021			$ 6					159,523		(23)		(163,463)									(3,957)
Shareholders' Deficit
Stock based compensation								3,771													3,771
Currency translation adjustment										(31)											(31)
Net loss												(13,078)									(13,078)
Balance at end (in shares) at Jun. 30, 2021			60,800,000
Balance at end at Jun. 30, 2021			$ 6					163,294		(54)		(176,541)									(13,295)
Shareholders' Deficit
Stock based compensation								82													82
Currency translation adjustment										(69)											(69)
Net loss												(4,268)									(4,268)
Balance at end (in shares) at Sep. 30, 2021			60,800,000
Balance at end at Sep. 30, 2021			$ 6					163,376		(123)		(180,809)									$ (17,550)
Preferred Stock, ending balance (in shares) at Mar. 31, 2022																		0
Preferred Stock, ending balance at Mar. 31, 2022																		$ 0
Balance at beginning (in shares) at Dec. 31, 2021	1	60,799,999	60,800,000	1															1		60,800,000
Balance at beginning at Dec. 31, 2021	$ 0	$ 6	$ 6		163,465	(6)		163,459	(273)	(273)	(190,017)	(190,017)	0	0		(26,825)					$ (26,825)
Shareholders' Deficit
Stock based compensation								80													80
Currency translation adjustment										(229)											(229)
Net loss												(6,991)									(6,991)
Balance at end (in shares) at Mar. 31, 2022			60,800,000
Balance at end at Mar. 31, 2022			$ 6					163,539		(502)		(197,008)		0							$ (33,965)
Preferred Stock, beginning balance at Dec. 31, 2021															$ 0			$ 0
Preferred Stock, beginning balance (in shares) at Dec. 31, 2021															0			0
Mezzanine Equity
Issuance of redeemable series A preferred stock, net of issuance costs (in shares)																		85,000
Issuance of redeemable series A preferred stock, net of issuance costs																		$ 79,549
Accrual of dividends and accretion of redeemable series A preferred stock																		$ 57
Preferred Stock, ending balance (in shares) at Sep. 30, 2022																		85,000			85,000
Preferred Stock, ending balance at Sep. 30, 2022																		$ 79,606			$ 79,606
Balance at beginning (in shares) at Dec. 31, 2021	1	60,799,999	60,800,000	1															1		60,800,000
Balance at beginning at Dec. 31, 2021	$ 0	$ 6	$ 6		$ 163,465	$ (6)		163,459	$ (273)	(273)	$ (190,017)	(190,017)	$ 0	0		$ (26,825)					$ (26,825)
Shareholders' Deficit
Issuance of Class A Common Stock upon the reverse recapitalization including PIPE financing, net of transaction costs (in shares)			13,947,218
Issuance of Class A Common Stock upon the reverse recapitalization including PIPE financing, net of transaction costs			$ 1					48,340													48,341
Issuance of Mondee Holdings LLC Class G units upon prepayment of debt								9,750													9,750
Merger earn-out shares (in shares)			7,400,000
Settlement of related party loan														(20,336)							(20,336)
Common control acquisition								(2,000)													(2,000)
Payment made on behalf of Mondee Holdings LLC								(5,241)													(5,241)
Shares issued upon exercise of common stock warrants (in shares)			118,942
Shares issued upon exercise of common stock warrants								1,368													1,368
Transfer of Private Warrants to Public Warrants								536													536
Issuance of common stock warrants								3,891													3,891
Accrual of dividends and accretion of redeemable series A preferred stock								(57)													(57)
Stock based compensation								55,397													55,397
Currency translation adjustment										(330)											(330)
Net loss												(73,712)									$ (73,712)
Balance at end (in shares) at Sep. 30, 2022			82,266,160																82,266,160		82,266,160
Balance at end at Sep. 30, 2022			$ 7					275,443		(603)		(263,729)		(20,336)							$ (9,218)
Preferred Stock, beginning balance at Mar. 31, 2022																		$ 0
Preferred Stock, beginning balance (in shares) at Mar. 31, 2022																		0
Preferred Stock, ending balance (in shares) at Jun. 30, 2022																		0
Preferred Stock, ending balance at Jun. 30, 2022																		$ 0
Balance at beginning (in shares) at Mar. 31, 2022			60,800,000
Balance at beginning at Mar. 31, 2022			$ 6					163,539		(502)		(197,008)		0							(33,965)
Shareholders' Deficit
Stock based compensation								81													81
Currency translation adjustment										57											57
Net loss												(2,113)									(2,113)
Balance at end (in shares) at Jun. 30, 2022			60,800,000
Balance at end at Jun. 30, 2022			$ 6					163,620		(445)		(199,121)		0							$ (35,940)
Mezzanine Equity
Issuance of redeemable series A preferred stock, net of issuance costs (in shares)																		85,000
Issuance of redeemable series A preferred stock, net of issuance costs																		$ 79,549
Preferred Stock, ending balance (in shares) at Sep. 30, 2022																		85,000			85,000
Preferred Stock, ending balance at Sep. 30, 2022																		$ 79,606			$ 79,606
Shareholders' Deficit
Issuance of Class A Common Stock upon the reverse recapitalization including PIPE financing, net of transaction costs (in shares)			13,947,218
Issuance of Class A Common Stock upon the reverse recapitalization including PIPE financing, net of transaction costs			$ 1					48,340													48,341
Issuance of Mondee Holdings LLC Class G units upon prepayment of debt							$ 9,750													$ 9,750
Merger earn-out shares (in shares)			7,400,000
Settlement of related party loan														(20,336)							(20,336)
Common control acquisition								(2,000)													(2,000)
Payment made on behalf of Mondee Holdings LLC								(5,241)													(5,241)
Shares issued upon exercise of common stock warrants (in shares)			118,942
Shares issued upon exercise of common stock warrants								1,368													1,368
Transfer of Private Warrants to Public Warrants								536													536
Issuance of common stock warrants								3,891													3,891
Accrual of dividends and accretion of redeemable series A preferred stock								(57)										$ 57			(57)
Stock based compensation								55,236													55,236
Currency translation adjustment										(158)											(158)
Net loss												(64,608)									$ (64,608)
Balance at end (in shares) at Sep. 30, 2022			82,266,160																82,266,160		82,266,160
Balance at end at Sep. 30, 2022			$ 7					$ 275,443		$ (603)		$ (263,729)		$ (20,336)							$ (9,218)